Carrying Value of Equity Investment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment	$ 237.5	$ 254.4
Far Southeast (FSE) Deposit
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment	230.0	230.0
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment			13.2
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment		23.7	12.9
Bezant Resources Plc
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment	7.5
Timpetra Resource Limited
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment		$ 0.7